Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Schedule of Identifiable Intangible Assets	The Identifiable intangible assets were recorded as follows (U.S. dollars in thousands):
	Useful Life (in Years)	Gross carrying amount as of the business combination date	Accumulated amortization for the period	Net carrying amount as of September 30, 2024
Core technology	5.58	4,653	277	4,376
Customer relationships	5.58	597	36	561
Total Intangible assets		5,250	313	4,937

Schedule of Amortization of Intangible Assets	Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:
Remainder of 2024	235
2025	941
2026	941
2027	941
2028 and thenafter	1,879
Total	4,937